Liquidity and capital resources	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Liquidity And Capital Resources
Liquidity and capital resources

Note 2. Liquidity and capital resources:

As of September 30, 2023, the Company had cash of approximately $5.9 million. The Company used approximately $3.5 million of cash in operations during the nine months ended September 30, 2023 and had stockholders’ equity of approximately $8.1 million, versus stockholders’ deficit of approximately $0.6 million at December 31, 2022

Historically, the Company has been primarily engaged in developing MIRA1a. During these activities, the Company sustained substantial losses. The Company’s ability to fund ongoing operations and future clinical trials required for FDA approval is dependent on the Company’s ability to obtain significant additional external funding in the near term. Since inception, the Company financed its operations through the sale of Common Stock, the IPO and related party financings. Additional sources of financing may be sought by the Company. The Company believes that current cash and the proceeds of the August 2023 IPO are sufficient to fund operations until approximately Q4 2024. Additional financing will be needed by the Company to fund its operations after such date to complete clinical developments and to commercially develop its product candidate. However, there can be no assurance that any fundraising will be achieved on commercially reasonable terms, if at all.

Note 2. Liquidity and capital resources:

As of December 31, 2022, the Company had cash of approximately $0.4 million. The Company used approximately $5.6 million of cash in operations during the year ended December 31, 2022 and had stockholders’ (deficit) of approximately $0.6 million, versus stockholders’ equity of approximately $2.3 million at December 31, 2021. During the year ended December 31, 2022, the Company raised approximately $3.2 million to finance its research and development and working capital needs, through a private placement of the Company’s common stock and collections on amounts previously advanced to affiliates of the Company.

Historically, the Company has been primarily engaged in developing MIRA1a. During these activities, the Company sustained substantial losses. The Company’s ability to fund ongoing operations and future clinical trials required for FDA approval is dependent on the Company’s ability to obtain significant additional external funding in the near term. Since inception, the Company financed its operations through the sale of Common Stock and related party financings. See Note 4 for details of a related party line of credit established in 2021. Additional sources of financing may be sought by the Company. However, there can be no assurance that any fundraising will be achieved on commercially reasonable terms, if at all.

MIRA Pharmaceuticals, Inc.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2022, AND DECEMBER 31, 2021

The Company expects to be able to fund operations through the anticipated initial public offering, or through the first quarter of 2024, with available borrowings on the related party line of credit (Note 4). Should actual cash expenditures exceed management’s budget, the Company may be forced to curtail operations along with implementing other cost-saving measures, such as a reduction in staff, reducing the use of outside professional service providers, or significantly modifying or delaying the development of our product candidates.